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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 ---------------------------------
   Address:      111 West Jackson Blvd, 20th Floor
                 ---------------------------------
                 Chicago, IL 60604
                 ---------------------------------

                 ---------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ William J. Shimanek         Chicago, Illinois   August 14, 2007
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          95
                                        --------------------

Form 13F Information Table Value Total:        621,995
                                        --------------------
                                            (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
------------------------------   -------------- --------  -------- ------------------- ---------- -------- ------------------------
                                                           VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER         VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP     (X$1000) PRN AMT    PRN CALL DISCRETION MANAGERS SOLE       SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
AFFORDABLE RESIDENTIAL CMTY      BOND           00828UAB9    3,825  3,250,000 PRN      SOLE                 3,250,000
AMAZON COM INC                   BOND           023135AF3   15,318 15,000,000 PRN      SOLE                15,000,000
AMERICAN FINL RLTY TR            BOND           02607PAB3    6,778  7,000,000 PRN      SOLE                 7,000,000
AON CORP                         BOND           037389AT0    4,959  2,500,000 PRN      SOLE                 2,500,000
ATHEROGENICS INC                 BOND           047439AB0    4,450  5,000,000 PRN      SOLE                 5,000,000
ATHEROGENICS INC                 BOND           047439AD6    3,793  9,250,000 PRN      SOLE                 9,250,000
BAUSCH & LOMB INC                COM            071707103    3,173     45,700 SH       SOLE                    45,700
BIOGEN IDEC INC                  COM            09062X953      535     10,000     PUT  SOLE                N/A
BLACKROCK INC                    BOND           09247XAB7   15,852 10,000,000 PRN      SOLE                10,000,000
BOSTON PPTYS LTD PARTNERSHIP     BOND           10112RAG9   20,664 18,750,000 PRN      SOLE                18,750,000
CV THERAPEUTICS INC              BOND           126667AD6    1,981  2,250,000 PRN      SOLE                 2,250,000
CAESARS ENTMT INC                BOND           127687AB7   33,208 25,000,000 PRN      SOLE                25,000,000
CAPITALSOURCE INC                BOND           14055XAE2    5,858  5,000,000 PRN      SOLE                 5,000,000
CARNIVAL CORP 2% 04/15/2021      BOND           143658AN2    8,241  6,531,000 PRN      SOLE                 6,531,000
CARNIVAL CORP                    BOND           143658AS1    7,173  8,804,000 PRN      SOLE                 8,804,000
CELL GENESYS INC                 BOND           150921AB0      476    600,000 PRN      SOLE                   600,000
CENTURYTEL INC                   BOND           156700AH9    6,228  5,000,000 PRN      SOLE                 5,000,000
CIENA CORP                       BOND           171779AA9    4,047  4,100,000 PRN      SOLE                 4,100,000
CIENA CORP                       BOND           171779AE1    3,221  3,000,000 PRN      SOLE                 3,000,000
COOPER COS INC                   BOND           216648AG0   12,569 10,000,000 PRN      SOLE                10,000,000
COVENTRY HEALTH CARE INC         COM            222862104      871     15,100 SH       SOLE                    15,100
DST SYS INC DEL                  BOND           233326AD9   29,556 17,957,000 PRN      SOLE                17,957,000
AMERICAN AXLE & MFG HLDGS IN     COM            24061953       741     25,000     PUT  SOLE                N/A
DICK'S SPORTING GOODS INC        BOND           253393AB8    5,169  5,000,000 PRN      SOLE                 5,000,000
EMCORE CORP                      BOND           290846AC8   10,129  9,240,000 PRN      SOLE                 9,240,000
EXPEDIA INC DEL                  WARRANT        30212P121    8,146    287,803 SH       SOLE                   287,803
FEI CO                           BOND           30241LAD1   15,538 12,500,000 PRN      SOLE                12,500,000
FINANCIAL FED CORP               BOND           317492AF3    5,637  5,000,000 PRN      SOLE                 5,000,000
FORD MTR CO DEL                  BOND           345370CF5   22,545 18,000,000 PRN      SOLE                18,000,000
FORD MTR CO DEL                  COM            345370950      471     50,000     PUT  SOLE                N/A
FOUNDATION COAL HLDGS INC        COM            35039W900    2,032     50,000     CALL SOLE                N/A
FREEDOM ACQUISITION HLDGS IN     COM            35645F103      462     42,000 SH       SOLE                    42,000
FREEDOM ACQUISITION HLDGS IN     WARRANT        35645F111      462     42,000 SH       SOLE                    42,000
GLOBAL CROSSING LTD              BOND           37932JAA1    9,391  8,950,000 PRN      SOLE                 8,950,000
ARCHSTONE SMITH TR               COM            39583909     1,478     25,000     CALL SOLE                N/A
GREY GLOBAL GROUP INC            BOND           39787MAB4    5,603  4,000,000 PRN      SOLE                 4,000,000
IMCLONE SYS INC                  COM            45245W109    1,338     37,850 SH       SOLE                    37,850
IMCLONE SYS INC                  COM            45245W959    2,475     70,000     PUT  SOLE                N/A
IMCLONE SYS INC                  BOND           45245WAF6    2,801  3,000,000 PRN      SOLE                 3,000,000
INCYTE CORP                      BOND           45337CAF9    8,812 10,000,000 PRN      SOLE                10,000,000
INVITROGEN CORP                  BOND           46185RAK6    3,223  3,500,000 PRN      SOLE                 3,500,000
ISHARES TR                       COM            464287954    1,317     10,000     PUT  SOLE                N/A
JDS UNIPHASE CORP                BOND           46612JAB7    7,413  8,000,000 PRN      SOLE                 8,000,000
JAKKS PAC INC                    BOND           47012EAB2    3,051  2,000,000 PRN      SOLE                 2,000,000
JANUS CAP GROUP INC              COM            47102X105      980     35,200 SH       SOLE                    35,200
ATHEROGENICS INC                 COM            47439954       522    243,800     PUT  SOLE                N/A
K V PHARMACEUTICAL               BOND           482740AC1    3,028  2,500,000 PRN      SOLE                 2,500,000
LABORATORY CORP AMER HLDGS       BOND           50540RAG7   26,074 24,788,000 PRN      SOLE                24,788,000
LOWES COS INC                    BOND           548661CG0   60,299 56,309,000 PRN      SOLE                56,309,000
MARSH & MCLENNAN COS INC         COM            571748902    1,853     60,000     CALL SOLE                N/A
BAKER HUGHES INC                 COM            57224957     2,095     24,900     PUT  SOLE                N/A
MEDIA & ENTMT HOLDINGS INC       COM            58439W108      555     75,000 SH       SOLE                    75,000
MEDIA & ENTERTAINMENT HOLDINGS   WARRANT        58439W116      555     75,000 SH       SOLE                    75,000
MERIX CORP                       COM            590049952      395     50,000     PUT  SOLE                N/A
MERIX CORP                       BOND           590049AB8    2,733  3,000,000 PRN      SOLE                 3,000,000
MERRILL LYNCH & CO INC           COM            590188108    4,346     52,000 SH       SOLE                    52,000
MERRILL LYNCH                    COM            590188958    8,358    100,000     PUT  SOLE                N/A
MIRANT CORP NEW                  WARRANT        60467R118    9,899    232,100 SH       SOLE                   232,100
NASH FINCH CO                    BOND           631158AD4    3,559  6,462,000 PRN      SOLE                 6,462,000
NEUROCRINE BIOSCIENCES INC       COM            64125C909      562     50,000     CALL SOLE                N/A
NEUROCHEM INC                    COM            64125K901      399     60,000     CALL SOLE                N/A
NORTHWESTERN CORP                WARRANT        668074115    1,985     56,719 SH       SOLE                    56,719
OFFICE DEPOT INC                 COM            676220906      455     15,000     CALL SOLE                N/A
PSS WORLD MED INC                BOND           69366AAB6      577    500,000 PRN      SOLE                   500,000
POWERWAVE TECHNOLOGIES INC       COM            739363109       68     10,200 SH       SOLE                    10,200
PRIDE INTL INC DEL               COM            74153Q102      944     25,200 SH       SOLE                    25,200
PRUDENTIAL FINL INC              COM            744320102    4,707     48,409 SH       SOLE                    48,409
PRUDENTIAL FINL INC              COM            744320952   13,612    140,000     PUT  SOLE                N/A
QWEST COMMUINCATIONS INTL IN     COM            749121959      291     30,000     PUT  SOLE                N/A
RAYTHEON CO                      WARRANT        755111119    1,272     23,600 SH       SOLE                    23,600
RED HAT INC                      BOND           756577AB8   15,548 15,000,000 PRN      SOLE                15,000,000
REVLON INC                       COM            761525500       14     10,000 SH       SOLE                    10,000
SBA COMMUNICATIONS CORP          BOND           78388JAJ5    2,765  2,500,000 PRN      SOLE                 2,500,000
ADVANCED MICRO DEVICES INC       COM            7903957      1,098     76,800     PUT  SOLE                N/A
SAKS INC                         BOND           79377WAL2   10,882  5,950,000 PRN      SOLE                 5,950,000
SARA LEE CORP                    COM            803111103       87      5,000 SH       SOLE                     5,000
SARA LEE CORP                    COM            803111953      505     29,000     PUT  SOLE                N/A
SCHLUMBERGER LTD                 BOND           806857AD0   53,268 25,000,000 PRN      SOLE                25,000,000
SELECTIVE INS GROUP INC          BOND           816300AB3   19,968 28,500,000 PRN      SOLE                28,500,000
SILICON VY BANCSHARES            BOND           827064AC0   19,080 12,000,000 PRN      SOLE                12,000,000
SUPERVALU INC                    BOND           868536AP8    3,342  7,500,000 PRN      SOLE                 7,500,000
TJX COS INC NEW                  BOND           872540AL3    5,542  6,054,000 PRN      SOLE                 6,054,000
TEXAS INSTRS INC                 COM            882508954    1,129     30,000     PUT  SOLE                N/A
THORATEC CORP                    BOND           885175AB5    2,353  3,500,000 PRN      SOLE                 3,500,000
TRANSOCEAN SEDCO FOREX INC       BOND           893830AD1    6,365  4,300,000 PRN      SOLE                 4,300,000
UNITED RENTALS NORTH AMER INC    BOND           911365AH7    1,693  1,120,000 PRN      SOLE                 1,120,000
UTSTARCOM INC                    COM            918076950       56     10,000     PUT  SOLE                N/A
UTSTARCOM INC                    BOND           918076AB6    4,957  5,000,000 PRN      SOLE                 5,000,000
VORNADO RLTY TR                  BOND           929042AC3    2,785  3,000,000 PRN      SOLE                 3,000,000
WMS INDS INC                     BOND           929297AE9    3,360  1,500,000 PRN      SOLE                 1,500,000
WHIRLPOOL CORP                   COM            963320106      512      4,600 SH       SOLE                     4,600
NOBLE CORPORATION                COM            G65422100      302      3,100 SH       SOLE                     3,100
NOBLE CORPORATION                COM            G65422950    1,375     14,100     PUT  SOLE                N/A
WEATHERFORD INTERNATIONAL LT     COM            G95089951    1,547     28,000     PUT  SOLE                N/A
NAVIOS MARITIME HOLDINGS INC     WARRANT        Y62196111    2,329    192,800 SH       SOLE                   192,800